Post-employment benefits for associates - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2021 USD ($)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ (45)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	38
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	23
Rate of pension increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	9
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	(11)
Interest on savings account
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	5
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	(5)
Rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	5
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ (5)